Property Plant and Equipment - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	$ 16,672,544	$ 20,834,479
Interest	2,063,630	3,084,832
Present Value	14,608,914	17,749,647
Less Than One Year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	2,459,000	2,677,881
Interest	659,212	837,514
Present Value	1,799,788	1,840,367
From One to Five Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	9,836,000	10,711,519
Interest	1,244,808	1,763,190
Present Value	8,591,192	8,948,329
More Than Five Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	4,377,544	7,445,079
Interest	159,610	484,128
Present Value	$ 4,217,934	$ 6,960,951